Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of antidilutive shares excluded from calculation of diluted net loss per share
	March 31, 2022	March 31, 2021
Stock-based compensation awards – SI Plan	4,347,492	—
Stock-based compensation awards – EI Plan	30,644,384	31,762,113
Stock-based compensation awards – STI Plan	8,789,939	6,854,436
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	1,857,175
Convertible notes payable	9,009,210	4,409,167
Total	80,987,402	44,882,891

	2021	2020
Stock-based compensation awards – EI Plan	31,962,921	30,402,801
Stock-based compensation awards – STI Plan	9,526,727	6,490,208
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	272,730
Convertible notes payable	9,009,210	—
Total	78,695,235	37,165,739